Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of equity interest in subsidiaries
Below are the Company’s subsidiaries:

Subsidiary name	Equity interest			Place of business	Main activity
	December 31, 2021	December 31, 2020	December 31, 2019
Vista Holding I	100%	100%	100%	Mexico	Holding company
Vista Holding II	100%	100%	100%	Mexico	Exploration and production (1)
Vista Oil & Gas Holding III, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding IV, S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Oil & Gas Holding V B.V.	100%	100%	—%	Holland	Holding company
Vista Complemento S.A. de C.V.	100%	100%	100%	Mexico	Services
Vista Holding VII S.á.r.l. (2)	100%	—%	—%	Luxembourg	Holding company
Vista Argentina	100%	100%	100%	Argentina	Exploration and production (1)
Aleph Midstream S.A. (3)	100%	100%	0,27%	Argentina	Services (4)
Aluvional S.A.	100%	100%	100%	Argentina	Mining and industry
AFBN S.R.L. (2)	100%	—%	—%	Argentina	Exploration and production (1)
VX Ventures Asociación en Participación	100%	—%	—%	Mexico	Holding company

(1)	It r efers to the exploration and production of gas and oil.
(2)	See Note 1.5.
(3)	See Note 28.
(4)	Including operations related to the capture, treatment, transport and distribution of hydrocarbons and derivatives.

Summary of useful lives of property plant and equipment
The Company´s remainder items of property, plant and equipment (including significant identifiable components) are depreciated using the straight-line method based on their estimated useful lives, as detailed below:

Buildings	50 years
Vehicles	5 years
Machinery and installations	10 years
Computer equipment	3 years
Equipment and furniture	10 years